Share Capital - Founder's Warrants, Warrants, Stock Options and Free Shares (Details)	Jun. 30, 2022 plan_type
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Number of share-based payment arrangement plans type	4